Expense Example {- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio Retail PRO-07 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714